Revenue - Disclosure of revenue by type, collaboration and product (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 925	$ 779	$ 1,640	$ 1,382
J&J
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	656	554	1,137	915
Roche
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21	23	46	49
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	109	81	200	145
BioNTech
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11	37	30	74
Pfizer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22	20	41	37
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5	2	8	53
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	2	0
DARZALEX
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	638	538	1,088	885
Kesimpta
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	108	80	198	144
TEPEZZA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20	23	45	49
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23	18	47	33
Royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	789	659	1,378	1,111
Reimbursement revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13	42	36	82
Milestone revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1	0	13	50
Collaboration revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21	16	37	30
Net product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	101	62	176	109
Excluding net product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 824	$ 717	$ 1,464	$ 1,273